Expense Example, No Redemption (Vanguard Mega Cap Growth Index Fund Institutional)	Vanguard Mega Cap Growth Index Fund Vanguard Mega Cap Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	10
3 YEAR	32
5 YEAR	56
10 YEAR	128